Earnings per share	12 Months Ended
Dec. 31, 2021
Earnings per share
Earnings per share

14. Earnings per share

Amounts in this Note reflect the retrospective effect of the share split resulting from the corporate reorganization described in Note 1.

Earnings per share is calculated by dividing the consolidated net loss of CureVac N.V. by the weighted average number of shares outstanding in the fiscal period.

There were no share issuances in fiscal 2019 and, therefore, the weighted average number of shares outstanding was 96,693,265 in that period. The weighted average number of shares outstanding in fiscal 2020 was 132,195,792. The weighted average number of shares outstanding in fiscal 2021 was 186,012,586. This has led to basic loss per share of EUR 1.03, EUR 0.98 and EUR 2.21 for fiscal 2019, 2020 and 2021, respectively.

CureVac has several instruments, including contingently issuable shares, that could potentially dilute basic earnings per share in the future, but are not included in the calculation of diluted earnings per share because they are antidilutive for the period presented.